UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

October 31, 2010

1.797936.106

ALSF-QTLY-1210

Investments October 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.7%
Exide Technologies (a)	2,519,140	$ 14,838
Johnson Controls, Inc.	451,700	15,864
Tenneco, Inc. (a)	353,300	11,525
The Goodyear Tire & Rubber Co. (a)	255,000	2,606
TRW Automotive Holdings Corp. (a)	352,900	16,124
		60,957
Automobiles - 0.3%
Daimler AG (United States) (a)	153,600	10,138
Diversified Consumer Services - 3.5%
Carriage Services, Inc. (a)	36,900	194
Service Corp. International (f)	14,661,501	121,389
Stewart Enterprises, Inc. Class A	1,163,232	6,468
		128,051
Hotels, Restaurants & Leisure - 1.0%
Bally Technologies, Inc. (a)	165,440	5,969
Biglari Holdings, Inc. (a)	12,655	4,219
Domino's Pizza, Inc. (a)	538,309	7,989
O'Charleys, Inc. (a)	172,151	1,291
Penn National Gaming, Inc. (a)	420,164	13,975
Wendy's/Arby's Group, Inc.	453,200	2,085
		35,528
Household Durables - 3.1%
Harman International Industries, Inc. (a)	1,045,394	35,073
Lennar Corp. Class A	516,600	7,496
Newell Rubbermaid, Inc.	2,699,800	47,651
Stanley Black & Decker, Inc.	330,497	20,481
		110,701
Leisure Equipment & Products - 0.4%
Callaway Golf Co.	2,106,550	14,493
Media - 2.9%
Belo Corp. Series A (a)	136,200	789
Cablevision Systems Corp. - NY Group Class A	438,976	11,738
Cinemark Holdings, Inc.	926,803	16,265
Comcast Corp. Class A	2,583,700	53,173
Gray Television, Inc. (a)(e)	2,373,438	4,628
Liberty Global, Inc. Class A (a)(e)	263,846	9,971
LIN TV Corp. Class A (a)	671,815	2,795
LodgeNet Entertainment Corp. (a)	11,800	30
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)(f)	819,700	$ 4,640
Regal Entertainment Group Class A	100	1
		104,030
Specialty Retail - 1.4%
Asbury Automotive Group, Inc. (a)	314,878	4,541
Charming Shoppes, Inc. (a)	3,254,039	11,357
GameStop Corp. Class A (a)	457,205	8,989
Sally Beauty Holdings, Inc. (a)	1,303,600	15,865
The Pep Boys - Manny, Moe & Jack	811,329	9,484
		50,236
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	262,180	13,109
Deckers Outdoor Corp. (a)	408,255	23,720
Hanesbrands, Inc. (a)	335,900	8,330
Phillips-Van Heusen Corp.	451,282	27,682
		72,841
TOTAL CONSUMER DISCRETIONARY		586,975
CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 0.9%
Safeway, Inc.	385,800	8,835
Whole Foods Market, Inc. (a)	589,533	23,434
		32,269
Food Products - 0.8%
Darling International, Inc. (a)	1,701,070	17,028
Dean Foods Co. (a)	448,700	4,666
Smithfield Foods, Inc. (a)	457,894	7,670
		29,364
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	5,250
TOTAL CONSUMER STAPLES		66,883
ENERGY - 11.6%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	182,000	8,432
Ensco International Ltd. ADR	90,000	4,171
Exterran Holdings, Inc. (a)(e)	943,555	23,749
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	388,700	$ 13,422
Oil States International, Inc. (a)	103,500	5,291
Parker Drilling Co. (a)	944,929	3,997
Rowan Companies, Inc. (a)	108,000	3,553
Schlumberger Ltd.	90,600	6,332
		68,947
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. (a)	298,810	13,497
Arch Coal, Inc.	311,745	7,666
ConocoPhillips	192,400	11,429
CONSOL Energy, Inc.	269,500	9,907
El Paso Corp.	8,076,936	107,100
Forest Oil Corp. (a)	1,194,491	36,707
Frontier Oil Corp.	1,441,000	19,093
International Coal Group, Inc. (a)(e)	1,134,600	6,376
Nexen, Inc.	150,800	3,209
Overseas Shipholding Group, Inc. (e)	809,218	27,052
Paladin Energy Ltd. (a)	849,100	3,410
Peabody Energy Corp.	1,624,286	85,925
Range Resources Corp.	227,800	8,517
Southwestern Energy Co. (a)	200,000	6,770
Teekay Tankers Ltd. (e)	37,700	448
		347,106
TOTAL ENERGY		416,053
FINANCIALS - 10.0%
Commercial Banks - 7.4%
Huntington Bancshares, Inc.	9,144,520	51,849
KeyCorp	7,462,741	61,120
PNC Financial Services Group, Inc.	697,082	37,573
Regions Financial Corp.	1,676,805	10,564
SunTrust Banks, Inc.	2,009,600	50,280
Wells Fargo & Co.	2,053,812	53,563
		264,949
Diversified Financial Services - 1.2%
Bank of America Corp.	3,291,451	37,654
Citigroup, Inc. (a)	1,361,600	5,678
		43,332
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.7%
Assured Guaranty Ltd.	810,788	$ 15,446
Lincoln National Corp.	360,400	8,823
		24,269
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc. (a)	900,948	5,541
Host Hotels & Resorts, Inc.	832,331	13,226
		18,767
Real Estate Management & Development - 0.0%
Forestar Group, Inc. (a)	27,800	475
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	705,856	8,364
TOTAL FINANCIALS		360,156
HEALTH CARE - 5.7%
Health Care Equipment & Supplies - 1.5%
Alere, Inc. (a)	343,292	10,144
Covidien PLC	286,325	11,416
Hospira, Inc. (a)	525,842	31,277
		52,837
Health Care Providers & Services - 3.7%
Community Health Systems, Inc. (a)	506,424	15,233
DaVita, Inc. (a)	416,653	29,895
RehabCare Group, Inc. (a)	190,900	4,244
Rural/Metro Corp. (a)	343,733	2,963
Sun Healthcare Group, Inc. (a)	1,357,478	12,910
Tenet Healthcare Corp. (a)	15,515,871	67,649
		132,894
Health Care Technology - 0.5%
Cerner Corp. (a)	230,291	20,226
TOTAL HEALTH CARE		205,957
INDUSTRIALS - 17.7%
Aerospace & Defense - 0.5%
American Science & Engineering, Inc.	69,305	5,707
Teledyne Technologies, Inc. (a)	280,200	11,648
		17,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 3.0%
AirTran Holdings, Inc. (a)	1,489,200	$ 11,020
AMR Corp. (a)	945,470	7,450
Delta Air Lines, Inc. (a)	4,488,114	62,340
United Continental Holdings, Inc. (a)	200,000	5,808
US Airways Group, Inc. (a)	1,683,000	19,843
		106,461
Building Products - 3.3%
Armstrong World Industries, Inc. (a)	1,009,922	42,164
Masco Corp.	1,353,959	14,433
Owens Corning (a)	2,254,846	60,971
Owens Corning warrants 10/31/13 (a)	193,400	454
		118,022
Commercial Services & Supplies - 3.5%
Cenveo, Inc. (a)	2,186,400	12,025
Clean Harbors, Inc. (a)	209,300	14,756
Deluxe Corp.	1,429,673	29,223
R.R. Donnelley & Sons Co.	363,600	6,708
Republic Services, Inc.	1,290,938	38,483
The Brink's Co.	389,160	9,184
Waste Management, Inc.	491,500	17,556
		127,935
Construction & Engineering - 0.3%
Fluor Corp.	247,300	11,917
Electrical Equipment - 2.1%
Acuity Brands, Inc.	200,000	10,014
Baldor Electric Co.	187,400	7,875
Belden, Inc.	856,834	23,906
General Cable Corp. (a)	361,500	10,100
Harbin Electric, Inc. (a)(e)	451,631	9,737
Polypore International, Inc. (a)	451,600	15,025
		76,657
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	90,090	3,159
General Electric Co.	896,117	14,356
Textron, Inc.	449,800	9,365
Tyco International Ltd.	208,591	7,985
		34,865
Machinery - 2.5%
Accuride Corp. (a)	25,982	32
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Accuride Corp. warrants 2/26/12 (a)	352,472	$ 32
Badger Meter, Inc. (e)	188,046	7,810
Ingersoll-Rand Co. Ltd.	882,377	34,686
Lindsay Corp. (e)	11,000	634
Middleby Corp. (a)	226,901	16,940
Mueller Water Products, Inc. Class A (e)	997,401	3,012
Navistar International Corp. (a)	29,100	1,402
SPX Corp.	19,800	1,328
Thermadyne Holdings Corp. (a)	5,100	77
Timken Co.	380,252	15,750
WABCO Holdings, Inc. (a)	193,300	8,973
		90,676
Marine - 0.3%
Navios Maritime Holdings, Inc. (e)	1,788,039	10,710
Road & Rail - 1.0%
Avis Budget Group, Inc. (a)	680,470	7,900
CSX Corp.	90,600	5,567
Hertz Global Holdings, Inc. (a)(e)	2,124,200	24,046
		37,513
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	6,270
TOTAL INDUSTRIALS		638,381
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.5%
Alcatel-Lucent SA sponsored ADR (a)	152,314	529
CommScope, Inc. (a)	381,346	12,073
Motorola, Inc. (a)	511,300	4,167
		16,769
Computers & Peripherals - 0.7%
EMC Corp. (a)	1,160,700	24,386
Electronic Equipment & Components - 2.2%
Avnet, Inc. (a)	272,000	8,100
DDi Corp.	10,000	103
DDi Corp.	13,328	137
Flextronics International Ltd. (a)	7,703,563	55,158
SMTC Corp. (a)	343,580	1,312
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TTM Technologies, Inc. (a)	923,631	$ 9,680
Viasystems Group, Inc. (a)	192,266	3,028
		77,518
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	2,276
NetEase.com, Inc. sponsored ADR (a)	157,800	6,596
VeriSign, Inc. (a)	194,300	6,752
		15,624
IT Services - 0.8%
Alliance Data Systems Corp. (a)(e)	300,191	18,228
CACI International, Inc. Class A (a)	152,000	7,618
Cognizant Technology Solutions Corp. Class A (a)	26,400	1,721
		27,567
Semiconductors & Semiconductor Equipment - 4.3%
Amkor Technology, Inc. (a)	3,808,719	27,461
Cypress Semiconductor Corp. (a)	541,200	7,631
Fairchild Semiconductor International, Inc. (a)	451,500	5,088
Intel Corp.	376,819	7,563
Micron Technology, Inc. (a)	1,446,400	11,962
ON Semiconductor Corp. (a)	12,628,560	96,861
		156,566
Software - 0.3%
Autodesk, Inc. (a)	236,100	8,542
Nuance Communications, Inc. (a)	136,400	2,143
VMware, Inc. Class A (a)	10,700	818
		11,503
TOTAL INFORMATION TECHNOLOGY		329,933
MATERIALS - 13.6%
Chemicals - 10.5%
Albemarle Corp.	799,608	40,084
Arch Chemicals, Inc.	317,658	11,280
Ashland, Inc.	27,901	1,441
Celanese Corp. Class A	3,024,895	107,838
Dow Chemical Co.	1,062,806	32,766
Ferro Corp. (a)	598,300	8,209
FMC Corp.	146,500	10,709
Georgia Gulf Corp. (a)	26,530	537
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
H.B. Fuller Co.	1,270,664	$ 26,227
LyondellBasell Industries NV:
Class A (a)	1,237,904	33,250
Class B (a)	1,095,912	29,469
Nalco Holding Co.	617,731	17,408
OMNOVA Solutions, Inc. (a)	337,722	2,695
Phosphate Holdings, Inc. (a)	192,500	1,617
Solutia, Inc. (a)	595,300	10,781
TPC Group, Inc. (a)	93,624	2,570
W.R. Grace & Co. (a)	1,327,541	42,561
		379,442
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	347,100	9,729
Rock-Tenn Co. Class A	333,398	18,954
		28,683
Metals & Mining - 1.8%
AngloGold Ashanti Ltd. sponsored ADR	437,500	20,611
Cliffs Natural Resources, Inc.	83,673	5,455
Compass Minerals International, Inc.	211,300	16,665
Ormet Corp. (a)	500,000	1,525
Ormet Corp. (a)(i)	150,000	458
Reliance Steel & Aluminum Co.	150,065	6,280
Teck Resources Ltd. Class B (sub. vtg.)	341,500	15,269
		66,263
Paper & Forest Products - 0.5%
Domtar Corp.	168,833	13,399
Neenah Paper, Inc.	231,700	3,557
		16,956
TOTAL MATERIALS		491,344
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.2%
Level 3 Communications, Inc. (a)(e)	2,771,132	2,682
PAETEC Holding Corp. (a)	1,965,903	8,296
Qwest Communications International, Inc.	3,736,700	24,662
tw telecom, inc. (a)	272,503	5,014
Windstream Corp.	43,477	550
		41,204
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.2%
Crown Castle International Corp. (a)	777,809	$ 33,539
Sprint Nextel Corp. (a)	4,653,313	19,172
Syniverse Holdings, Inc. (a)	892,162	27,202
		79,913
TOTAL TELECOMMUNICATION SERVICES		121,117
UTILITIES - 3.7%
Electric Utilities - 0.0%
Allegheny Energy, Inc.	65,600	1,522
Great Plains Energy, Inc.	7,549	144
		1,666
Independent Power Producers & Energy Traders - 3.7%
AES Corp. (a)	8,905,279	106,329
Calpine Corp. (a)	2,051,300	25,641
		131,970
TOTAL UTILITIES		133,636
TOTAL COMMON STOCKS (Cost $3,060,390)		3,350,435
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
El Paso Corp. 4.99%	8,800	10,358
Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,765
TOTAL PREFERRED STOCKS (Cost $19,672)		16,123
Nonconvertible Bonds - 1.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 1.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	$ 843
7.125% 7/15/13 (d)	6,805	2,382
7.2% 1/15/11 (d)	18,790	6,248
8.25% 7/15/23 (d)	20,460	7,161
8.375% 7/15/33 (d)	41,210	14,836
8.8% 3/1/21 (d)	8,800	3,014
		34,484
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc.:
6.75% 9/1/12	1,280	1,254
7.5% 6/1/16	3,575	3,173
7.625% 1/15/17	9,125	8,076
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	1
7.75% 8/15/16 (d)	7,395	1
		12,505
TOTAL CONSUMER DISCRETIONARY		46,989
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8% 12/15/07 (a)(g)	530	0
Northwest Airlines Corp. 10% 2/1/09 (a)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $30,662)		46,989
Floating Rate Loans - 1.6%

CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Univision Communications, Inc. term loan 4.5063% 3/31/17 (h)	6,328	6,012
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.6%
Airlines - 0.6%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2842% 4/30/12 (h)	$ 6,859	$ 6,773
Tranche 2LN, term loan 3.5391% 4/30/14 (h)	7,038	6,827
US Airways Group, Inc. term loan 2.7884% 3/23/14 (h)	9,060	8,154
		21,754
INFORMATION TECHNOLOGY - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. term loan 4.5063% 12/1/16 (h)	26,821	25,346
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B2, term loan 3.9226% 10/10/14 (h)	4,473	3,483
TOTAL FLOATING RATE LOANS (Cost $51,701)		56,595
Other - 0.0%
	Shares
Other - 0.0%
Delta Air Lines ALPA Claim (a) (Cost $348)	29,250,000	622
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.23% (b)	106,478,504	$ 106,479
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	48,333,050	48,333
TOTAL MONEY MARKET FUNDS (Cost $154,812)		154,812
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $3,317,585)		3,625,576
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(26,526)
NET ASSETS - 100%		$ 3,599,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $458,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	155
Total	$ 180
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$ 4,426	$ -	$ -	$ -	$ 4,640
Service Corp. International	124,916	-	-	586	121,389
Total	$ 129,342	$ -	$ -	$ 586	$ 126,029
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 586,975	$ 586,975	$ -	$ -
Consumer Staples	72,648	66,883	-	5,765
Energy	426,411	416,053	10,358	-
Financials	360,156	360,156	-	-
Health Care	205,957	205,957	-	-
Industrials	638,381	638,381	-	-
Information Technology	329,933	329,933	-	-
Materials	491,344	491,344	-	-
Telecommunication Services	121,117	121,117	-	-
Utilities	133,636	133,636	-	-
Corporate Bonds	46,989	-	46,989	-
Floating Rate Loans	56,595	-	56,595	-
Other	622	-	622	-
Money Market Funds	154,812	154,812	-	-
Total Investments in Securities:	$ 3,625,576	$ 3,505,247	$ 114,564	$ 5,765
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	74
Cost of Purchases	-
Proceeds of Sales	(8)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(585)
Ending Balance	$ 5,765
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ 73

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At October 31, 2010, the cost of investment securities for income tax purposes was $3,322,775,000. Net unrealized appreciation aggregated $302,801,000, of which $758,483,000 related to appreciated investment securities and $455,682,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2010